FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying Amounts and Fair Values (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Carrying amount, financial liabilities	€ 48,244	€ 162,860
FLAC
Financial instruments
Carrying amount, financial liabilities	74,142	188,260
FLAC | Loans from debt funds | Level 3
Financial instruments
Carrying amount, financial liabilities		24,393
Fair value, financial liabilities		23,072
FLAC | Loans from other third parties | Level 3
Financial instruments
Carrying amount, financial liabilities	2,336
Fair value, financial liabilities	2,063
FLAC | Loans from shareholders | Level 3
Financial instruments
Carrying amount, financial liabilities	19,854	10,013
Fair value, financial liabilities	17,630	9,307
FLAC | Loans from banks | Level 3
Financial instruments
Carrying amount, financial liabilities	1,225	12,003
Fair value, financial liabilities		11,508
FLAC | Loans from debt funds | Level 3
Financial instruments
Carrying amount, financial liabilities		79,773
Fair value, financial liabilities		51,678
FLAC | Loans from other third parties | Level 3
Financial instruments
Carrying amount, financial liabilities		3,540
Fair value, financial liabilities		3,483
FLAC | Loans from shareholders
Financial instruments
Carrying amount, financial liabilities	8,102	16,493
FLAC | Loans from other related parties | Level 3
Financial instruments
Carrying amount, financial liabilities	16,726	16,646
Fair value, financial liabilities		14,688
FLAC | Trade payables and other liabilities
Financial instruments
Carrying amount, financial liabilities	25,899	25,400
AC
Financial instruments
Carrying amount, financial assets	54,335	120,971
AC | Other loans and other investments
Financial instruments
Carrying amount, financial assets	28
Fair value, financial assets	28
AC | Other non-current financial assets
Financial instruments
Carrying amount, financial assets	112	115
AC | Trade receivables
Financial instruments
Carrying amount, financial assets	40,673	40,593
AC | Receivables from joint ventures
Financial instruments
Carrying amount, financial assets	1,599	2,656
AC | Exit bonus
Financial instruments
Carrying amount, financial assets	4,700
Fair value, financial assets	4,700
AC | Receivables from shareholder
Financial instruments
Carrying amount, financial assets	107
AC | Receivables from shareholder | Level 3
Financial instruments
Carrying amount, financial assets		65,158
Fair value, financial assets		64,028
AC | Miscellaneous receivables
Financial instruments
Carrying amount, financial assets		431
AC | Restricted cash
Financial instruments
Carrying amount, financial assets	89	1,049
AC | Other
Financial instruments
Carrying amount, financial assets	1,317	2,637
AC | Cash and cash equivalents
Financial instruments
Carrying amount, financial assets	€ 5,710	€ 8,332